(11) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Fiscal Years Ended
	September 30,
	2012	2011
Net loss carryforwards	$ 66,696,000	$ 63,453,000
Accruals and reserves	529,000	678,000
Contributions	6,000	3,000
Depreciation	26,000	13,000
Stock-based compensation	5,768,000	4,434,000
Valuation allowance	(73,025,000)	(68,581,000)
Total	$ 0	$ 0